Note 12 - Retirement Plan	12 Months Ended
Oct. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
12. Retirement Plan

In December 1982, we established a defined contribution savings and investment retirement plan (a 401K plan).  All associates are eligible to participate in the retirement plan and employer contributions are based on a percentage of associate contributions and our operating results.  There were no plan costs charged to operations in fiscals 2011 and 2010 as forfeited unvested contributions were used to cover such costs.  Plan costs charged to operations amounted to $0.2 million for the year ended October 31, 2009. In 2009, we suspended the employer match portion of the program.